Geographic Areas - Net Sales and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		$ 3,603	$ 3,654	$ 3,743
Long-lived assets	[1]	675	704	786
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	[2]	3,226	3,286	3,319
Long-lived assets	[1],[2]	607	651	722
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		271	272	305
Long-lived assets	[1]	32	30	43
Mexico
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales		106	96	119
Long-lived assets	[1]	$ 36	$ 23	$ 21

[1]	Includes net property, plant and equipment and other noncurrent assets.
[2]	North America includes the United States and Canada.